Share-Based Payment	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment
Note 18 - Share-Based Payment

(1)	The number of units and weighted average exercise prices of share options and RSU granted to the Company’s employees:

	Number of share options		Weighted average exercise price
	2025	2024	2025	2024
	Units	Units	NIS	NIS
Outstanding at January 1	7,196,651	7,790,681	55.14	51.25
Forfeited during the year	(283,558)	(210,182)	63.81	71.05
Expired during the year	(127,174)	(55,509)	74.95	69.82
Exercised during the year (*)	(3,775,597)	(953,497)	42.93	24.12
Granted during the year	1,834,304	625,158	80.16	62.66
Outstanding at December 31	4,844,626	7,196,651	73.11	55.14
Exercisable at December 31	2,178,612	5,240,650	70.33	50.81

(*) The weighted average share price at the date of exercise for share options exercised in 2025 was NIS 81.71 (2024: NIS 65.85)

	Number of RSU
	2025	2024
	Units	Units
Outstanding at January 1	1,209,704	-
Forfeited during the year	(122,207)	(100,035)
Expired during the year	-	-
Vested during the year	(300,794)	-
Granted during the year	788,954	1,309,739
Outstanding at December 31	1,575,657	1,209,704

(2)	General description of the Company’s share options and RSU’s:

In general, and in respect of the description of all of the allocations in this report:

a.
The options will be exercised in accordance with the cashless exercise mechanism, as specified in the options plan. Subject to the other terms of the options plan, eligibility will materialize for each of the aforementioned offerees to exercise the options in accordance with the vesting period as follows: 50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date. In certain cases different vesting dates were determined, as specified below, and unless stated otherwise, the vesting dates are as stated in this paragraph. The options are subject to standard adjustments in accordance with the options plan, including, inter alia, in case of dividend distribution, and issuance of rights and bonus shares. All option allocations were performed based on the Company’s current options plan. In case of termination of employment, the offeree is given a limited period to exercise vested options only. In cases of termination of employment / activity in circumstances which were defined as severe, the Company will have the possibility to revoke rights.

b.
All RSUs allocations were performed based on the Company’s current options plan. The RSUs will vest as follows: 25% on each anniversary of the grant date over a four (4) year period, subject to the terms and conditions of the options plan. In case of termination of employment, vested RSUs remain with the offeree, while any unvested RSUs are forfeited.

(3)	Details regarding material allocations:

(A)
On November 28, 2019, the Company performed a private allocation of 100,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. The exercise price is USD 12.09.

(B)
On April 12, 2020, the Company performed a private allocation of 70,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. The exercise price is USD 11.48.

(C)
On September 30, 2021, the Company performed a private allocation of 1,182,000 non-marketable and non-transferable options of the Company to the three founders: Gilad Yavetz, Zafrir Yoeli and Amit Paz, and to the Chairman of the Board at the time of grant, Mr. Yair Seroussi . The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 25-40% will vest on a quarterly basis throughout the third year, and 10-25% will vest on a quarterly basis throughout the fourth year. The exercise price is USD 22.24.

On September 30, 2022, Zafrir Yoeli departed the company, and therefore 240,000 options that have not yet matured expired.

(D)
On September 30, 2021, the Company performed a private allocation of 780,000 non-marketable and non-transferable options of the Company to officers who are VP’s in the Company. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25-30% will vest after the second year, 25-35% will vest after the third year, and 10-25% will vest after the fourth year. The exercise price is USD 22.24.

(E)
On June 28, 2022, the Company performed a private allocation of 100,000 non-marketable and non-transferable options of the Company to a VP officer. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date. The exercise price is USD 19.98.

(F)
On April 24, 2023, the Company performed a private allocation of 220,000 non-marketable and non-transferable options of the Company to officers who are VP’s in the Company. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date. The exercise price is USD 16.18.

(G)
On December 18, 2023, the Company performed a private allocation of 146,427 non-marketable and non-transferable options of the Company to officers who are VP’s in the Company. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. The exercise price is USD 17.19.

(H)

On April 17, 2024, the company granted restricted stock units (RSUs) the Company’s Chairman of the Board at the time of grant, Mr. Yair Seroussi and to Company’s CEO at the time of grant, Gilad Yavetz, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

(I)
On April 17, 2024, the company granted restricted stock units (RSUs) to the Company’s External Directors, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 3 years.

(J)
On April 21, 2024, the Company performed a private allocation of 40,000 non-marketable and non-transferable options of the Company to its management member. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 16.41.

(K)
On April 21, 2024, the company granted restricted stock units (RSUs) to its management members, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

(L)
On September 15, 2024, the Company performed a private allocation of 137,369 non-marketable and non-transferable options of the Company to its management members. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 16.04.

(M)
On September 15, 2024, the company granted restricted stock units (RSUs) to its management members, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

(N)
On August 04, 2025, the Company performed a private allocation of 89,812 non-marketable and non-transferable options of the Company to its management members. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 24.62.

(O)
On August 04, 2025, the company granted restricted stock units (RSUs) to its management members, which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

(P)
On October 01, 2025, the Company performed a private allocation of 1,013,888 non-marketable and non-transferable options of the Company to the Company’s CEO, Adi Levitan, the Company’s Chairman of the Board, Gilad Yavetze, the Company’s Vice Chairman of the Board, Yair Seroussi and to the Company’s management members. The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 25.59.

(Q)
On October 01, 2025, the company granted restricted stock units (RSUs) and performance-based RSUs (“PSUs”) to the Company’s CEO, Adi Leviatan, the Company’s Chairman of the Board, Gilad Yavetz, the Company’s Vice Chairman of the Board, Yair Seroussi.

The vesting period of the RSUs and PSUs is distributed equally on an annual basis over 4 years. The vesting of the PSUs is subject to the achievement of the applicable business performance metrics, determined on the grant date.

At the same grant, the company granted restricted stock units (RSUs) to the Company’s management members which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.

(4)	Details on options grants for the year ended December 31, 2025

Grant date	25/03/2025	25/03/2025	05/05/2025	04/08/2025	04/08/2025	29/07/2025	01/10/2025	01/10/2025
Number of options	256,185	183,863	21,285	89,812	55,435	98,743	141,314	987,667
Option value in NIS	22.45	23.83	24.30	36.62	34.60	35.63	41.64	48.71
Option value in USD	6.12	6.50	6.73	10.76	10.16	10.58	12.60	14.73
Exercise price in NIS	61.27	61.27	58.47	83.83	83.83	84.60	97.66	84.60
Share price in NIS	59.22	59.22	58.57	83.83	83.83	85.40	101.90	101.90
Risk-free interest rate	4.17%	4.17%	4.12%	4.11%	4.11%	3.95%	3.95%	3.95%
Standard deviation	32.07%	32.07%	36.20%	36.60%	36.60%	33.72%	33.72%	33.72%
Value of options in NIS Thousands	5,751	4,381	517	3,289	1,918	3,518	5,884	48,109
Value of options in USD Thousands	1,569	1,195	143	966	563	1,045	1,780	14,552
Options expiration	7 years

The valuation of the RSUs is at the share price as of grant date.